SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2021
Disclosure of entity's operating segments [Abstract]
SEGMENT INFORMATION	SEGMENT INFORMATION
REPORTABLE OPERATING SEGMENTS
The Company is organized in two reportable segments: Steel and Mining.
The Steel segment includes the sales of steel products, which comprises slabs, hot rolled coils and sheets, cold rolled coils and sheets, tin plate, welded pipes, hot dipped galvanized and electro-galvanized sheets, pre-painted sheets, billets (steel in its basic, semi-finished state), wire rod and bars and other tailor-made products to serve its customers’ requirements.
It also includes the sales of energy.
The Steel segment comprises four operating segments: Mexico, Southern Region, Brazil and Other markets. These four segments have been aggregated considering the economic characteristics and financial effects of each business activity in which the entity engages; the related economic environment in which it operates; the type or class of customer for the products; the nature of the products; and the production processes. The Mexico operating segment comprises the Company’s businesses in Mexico. The Southern region operating segment manages the businesses in Argentina, Paraguay, Chile, Bolivia and Uruguay. The Brazil operating segment includes the business generated in Brazil. The Other markets operating segment includes businesses mainly in United States, Colombia, Guatemala and Germany.
The Mining segment includes the sales of mining products, mainly iron ore and pellets, and comprises the mining activities of Las Encinas, an iron ore mining company in which Ternium holds a 100% equity interest and the 50% of the operations and results performed by Peña Colorada, another iron ore mining company in which Ternium maintains that same percentage over its equity interest. Both mining operations are located in Mexico. For Peña Colorada, the Company recognizes its assets, liabilities, revenue and expenses in relation to its interest in the joint operation.
Ternium’s Chief Operating Decision Maker (CEO) holds monthly meetings with senior management, in which operating and financial performance information is reviewed, including financial information that differs from IFRS principally as follows:
–The use of direct cost methodology to calculate the inventories, while under IFRS is at full cost, including absorption of production overheads and depreciation.
–The use of costs based on previously internally defined cost estimates, while, under IFRS, costs are calculated at historical cost (with the FIFO method).
–Other timing and non-significant differences.
Most information on segment assets is not disclosed as it is not reviewed by the CEO.
4.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2021
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	16,043,033	526,270	(478,559)	16,090,744
Cost of sales	(10,082,270)	(310,634)	497,834	(9,895,070)

Gross profit	5,960,763	215,636	19,275	6,195,674

Selling, general and administrative expenses	(923,660)	(26,464)	—	(950,124)
Other operating income, net	24,515	1,071	—	25,586

Operating income - IFRS	5,061,618	190,243	19,275	5,271,136

Management view
Net sales	16,043,033	536,588	(488,877)	16,090,744
Operating income	4,210,135	204,070	1,586	4,415,791
Reconciliation items:
Differences in Cost of sales				855,345

Operating income - IFRS				5,271,136

Financial income (expense), net				92,462
Equity in earnings (losses) of non-consolidated companies				400,732

Income before income tax expense - IFRS				5,764,330

Depreciation and amortization - IFRS	(528,144)	(63,646)	—	(591,790)

	Year ended December 31, 2020
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	8,679,513	390,541	(334,619)	8,735,435
Cost of sales	(7,172,635)	(268,905)	341,617	(7,099,923)

Gross profit	1,506,878	121,636	6,998	1,635,512

Selling, general and administrative expenses	(740,056)	(22,826)	—	(762,882)
Other operating income (expenses), net	208,965	(2,122)	—	206,843

Operating income - IFRS	975,787	96,688	6,998	1,079,473

Management view
Net sales	8,679,513	384,255	(328,333)	8,735,435
Operating income	1,046,623	101,937	689	1,149,249
Reconciliation items:
Differences in Cost of sales				(69,776)

Operating income - IFRS				1,079,473

Financial income (expense), net				22,331
Equity in earnings (losses) of non-consolidated companies				57,555

Income before income tax expense - IFRS				1,159,359

Depreciation and amortization - IFRS	(580,807)	(50,244)	—	(631,051)
4.    SEGMENT INFORMATION (continued)

	Year ended December 31, 2019
	Steel	Mining	Inter-segment eliminations	Total
IFRS

Net sales	10,186,171	364,058	(357,411)	10,192,818
Cost of sales	(8,552,493)	(259,535)	359,588	(8,452,440)

Gross profit	1,633,679	104,523	2,177	1,740,378

Selling, general and administrative expenses	(885,146)	(12,330)	—	(897,475)
Other operating income (expenses), net	21,931	(268)	—	21,663

Operating income - IFRS	770,466	91,924	2,177	864,566

Management view
Net sales	10,230,650	417,619	(410,972)	10,237,297
Operating income	841,169	146,636	2,177	989,982
Reconciliation items:
Differences in Cost of sales				99,315
Effect of inflation adjustment (Note 3 (cc))				(224,731)

Operating income - IFRS				864,566

Financial income (expense), net				(98,969)
Equity in earnings (losses) of non-consolidated companies				60,967

Income before income tax expense - IFRS				826,564

Depreciation and amortization - IFRS	(612,744)	(48,368)	—	(661,112)
GEOGRAPHICAL INFORMATION
The Company has revenues attributable to the Company’s country of incorporation (Luxembourg), related to a contract acquired as a part of the acquisition of the participation in Ternium Brasil Ltda.As of December 31, 2021, this contract has been fully amortized and will not generate revenues in the following periods.

For purposes of reporting geographical information, net sales are allocated based on the customer’s location. Allocation of depreciation and amortization is based on the geographical location of the underlying assets.

	Year ended December 31, 2021
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	8,990,868	3,377,596	3,722,280	16,090,744

Non-current assets (1)	4,789,273	861,149	1,683,412	7,333,834

	Year ended December 31, 2020
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	4,660,278	1,762,785	2,312,372	8,735,435

Non-current assets (1)	4,726,342	919,490	1,767,432	7,413,264

	Year ended December 31, 2019
	Mexico	Southern region	Brazil and Other markets	Total

Net sales	5,477,690	1,704,132	3,010,996	10,192,818

Non-current assets (1)	4,584,802	1,008,860	1,889,757	7,483,419
(1) Includes Property, plant and equipment and Intangible assets.
4.    SEGMENT INFORMATION (continued)
REVENUES BY PRODUCT

	Year ended December 31,
	2021	2020	2019

Semi-finished (1)	167,138	3,632	51,496
Slabs	1,304,437	1,047,311	1,753,090
Hot rolled (2)	6,356,576	2,880,055	3,275,941
Cold rolled	1,990,143	1,101,963	1,165,406
Coated (3)	5,303,394	3,015,132	3,263,463
Roll-formed and tubular (4)	659,609	413,337	380,688
Other products (5)	309,447	274,005	302,734

TOTAL SALES	16,090,744	8,735,435	10,192,818
(1)Semi-finished includes billets and round bars.
(2)Hot rolled includes hot rolled flat products, merchant bars, reinforcing bars, stirrups and rods.
(3)Coated includes tin plate and galvanized products.
(4)Roll-formed and tubular includes tubes, beams, insulated panels, roofing and cladding, roof tiles, steel decks and pre-engineered metal building systems.
(5)Other products include mainly sales of energy and pig iron.